Prospectus Supplement August 22, 2025

For the following funds with recent summary and statutory prospectuses (as supplemented to date):

American Funds® Multi-Sector Income Fund (MSI) American Funds® Strategic Bond Fund (SBF) Capital World Bond Fund® (WBF)	Intermediate Bond Fund of America® (IBFA) Short-Term Bond Fund of America® (STBF) The Bond Fund of America® (BFA) U.S. Government Securities Fund® (GVT)

1. The information under the heading “Investing in future delivery contracts” in the “Principal risks” section of the summary and statutory prospectus for BFA, GVT, IBFA, SBF funds are amended to read as follows:

Investments in future delivery contracts — The fund may enter into transactions involving future delivery contracts, such as to-be-announced (TBA) contracts and mortgage dollar rolls. These contracts involve the purchase or sale of mortgage-backed securities for settlement at a future date and predetermined price. When the fund enters into a TBA commitment for the sale of mortgage-backed securities (which may be referred to as having a short position in such TBA securities), the fund may or may not hold the types of mortgage-backed securities required to be delivered. The fund may choose to roll these transactions in lieu of settling them.

When the fund rolls the purchase of these types of future delivery transactions, the fund simultaneously sells the mortgage-backed securities for delivery in the current month and repurchases substantially similar securities for delivery at a future date at a predetermined price. When the fund rolls the sale of these transactions rather than settling them, the fund simultaneously purchases the mortgage-backed securities for delivery in the current month and sells substantially similar securities for delivery at a future date at a predetermined price. Such roll transactions can increase the turnover rate of the fund and may increase the risk that market prices may move unfavorably between the original and new contracts, potentially resulting in losses or reduced returns for the fund.

2. The information under the heading “Investing in future delivery contracts” in the “Investment objectives, strategies and risks” section of the statutory prospectus for BFA, GVT, IBFA, MSI, SBF, STBF and WBF funds are amended to read as follows:

Investments in future delivery contracts — The fund may enter into transactions involving future delivery contracts, such as to-be-announced (TBA) contracts and mortgage dollar rolls. These contracts involve the purchase or sale of mortgage-backed securities for settlement at a future date and predetermined price. When the fund enters into a TBA commitment for the sale of mortgage-backed securities (which may be referred to as having a short position in such TBA securities), the fund may or may not hold the types of mortgage-backed securities required to be delivered. The fund may choose to roll these transactions in lieu of settling them.

When the fund rolls the purchase of these types of future delivery transactions, the fund simultaneously sells the mortgage-backed securities for delivery in the current month and repurchases substantially similar securities for delivery at a future date at a predetermined price. When the fund rolls the sale of these transactions rather than settling them, the fund simultaneously purchases the mortgage-backed securities for delivery in the current month and sells substantially similar securities for delivery at a future date at a predetermined price. Such roll transactions can increase the turnover rate of the fund and may increase the risk that market prices may move unfavorably between the original and new contracts, potentially resulting in losses or reduced returns for the fund.

Keep this supplement with your summary and statutory prospectus.

Lit. No. MFGESU-002-0825P CGD/AFD/10039-S109621

THE FUND MAKES AVAILABLE A SPANISH TRANSLATION OF THE ABOVE PROSPECTUS SUPPLEMENT IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE ENGLISH LANGUAGE PROSPECTUS SUPPLEMENT ABOVE IS A FAIR AND ACCURATE REPRESENTATION OF THE SPANISH EQUIVALENT.

/s/	JENNIFER L. BUTLER
JENNIFER L. BUTLER
SECRETARY
/s/	JULIE E. LAWTON
JULIE E. LAWTON
SECRETARY
/s/	COURTNEY R. TAYLOR
COURTNEY R. TAYLOR
SECRETARY

Statement of Additional Information Supplement August 22, 2025

For the most recent statement of additional information of the following funds, as supplemented to date:

American Balanced Fund® (AMBAL)

American Funds® Developing World Growth and Income Fund (DWGI)
American Funds Corporate Bond Fund® (CBF)

American Funds Emerging Markets Bond Fund® (EMBF)

American Funds® Global Balanced Fund (GBAL)

American Funds® Global Insight Fund (GIF)

American Funds Inflation Linked Bond Fund® (ILBF)
American Funds® International Vantage Fund (IVE)

American Funds® Multi-Sector Income Fund (MSI)
American Funds Short-Term Tax-Exempt Bond Fund (STEX)

American Funds® Strategic Bond Fund (SBF)
American Funds Tax-Exempt Fund of New York (TEFNY)
The American Funds Tax-Exempt Series II (The Tax-Exempt Fund of California) (TEFCA)

American Funds U.S. Small and Mid Cap Equity Fund (SMID)
American High-Income Municipal Bond Fund (AHIM)
American High-Income Trust® (AHIT)

The Bond Fund of America® (BFA)

Capital Income Builder® (CIB)

Capital World Bond Fund® (WBF)

Capital World Growth and Income Fund® (WGI)

EUPAC Fund® (EUPAC)

The Growth Fund of America® (GFA)

The Income Fund of America® (IFA)

Intermediate Bond Fund of America® (IBFA)

International Growth and Income Fund (IGI)
Limited Term Tax-Exempt Bond Fund of America (LTEX)

New Perspective Fund® (NPF)

New World Fund® (NWF)

Short-Term Bond Fund of America® (STBF)

SMALLCAP World Fund® (SCWF)
The Tax-Exempt Bond Fund of America (TEBF)

U.S. Government Securities Fund® (GVT)

The paragraphs under the heading “Forward commitment, when issued and delayed delivery transactions” in the “Description of certain securities, investment techniques and risks” section of the statement of additional information are amended to read as follows:

Forward commitment, when issued and delayed delivery transactions — The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement, and when the fund agrees to sell such securities, it assumes the risk of any increase in value of the security. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

The fund may roll such transactions in lieu of taking physical delivery of the contract’s underlying assets on the settlement date. When rolling the purchase of these types of transactions, the fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date, at a pre-determined price. When rolling the sale of these types of transactions, the fund purchases mortgage-backed securities for delivery in the current month and simultaneously contracts to sell substantially similar (same type, coupon, and maturity) securities on a specified future date, at a pre-determined price.

When rolling these types of transactions, during the period between the initial sale (or purchase) and subsequent repurchase (or sale) (the “roll period”), the fund forgoes principal and interest paid on the mortgage-backed securities. The fund is compensated by the price differential between the original and new contracts (often referred to as the “drop”), if any, as well as by the interest earned on the cash proceeds of any sales. The fund also takes the risk that market prices or characteristics of the underlying mortgage-backed securities may move unfavorably between the original and new contracts. The fund could suffer a loss if the contracting party fails to perform the future transaction and the fund is therefore unable to buy or sell back the mortgage-backed securities it initially either sold or purchased, respectively. These transactions are accounted for as purchase and sale transactions, which contribute to the fund’s portfolio turnover rate.

With TBA transactions, the particular securities (i.e., specified mortgage pools) to be delivered or received are not identified at the trade date, but are “to be announced” at a later settlement date. However, securities to be delivered must meet specified criteria, including face value, coupon rate and maturity, and be within industry-accepted “good delivery” standards. The fund will not use these transactions for the purpose of leveraging. Although these transactions will not be entered into for leveraging purposes, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund’s portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. After a transaction is entered into, the fund may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the fund may sell such securities.

When the fund enters into a TBA commitment for the sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date (which may be referred to as having a short position in such TBA securities), the fund may or may not hold the types of mortgage-backed securities required to be delivered. To the extent the fund has sold such a security on a when-issued, delayed delivery, or forward commitment basis, the fund would not participate in future gains or losses with respect to the security if the fund holds such security. If the other party to a transaction fails to pay for the securities, the fund could suffer a loss. Additionally, when selling a security on a when-issued, delayed delivery or forward commitment basis without owning the security, the fund will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed-upon price on the settlement date.

Under the SEC’s rule applicable to the fund’s use of derivatives, when issued, forward-settling and nonstandard settlement cycle securities, as well as TBAs and roll transactions, will be treated as derivatives unless the fund intends to physically settle these transactions and the transactions will settle within 35 days of their respective trade dates.

Keep this supplement with your statement of additional information.

Lit No. MFGESU-005-0825O CGD/10149-S109625